Net borrowings - Net borrowings by currency (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	£ 2,749	£ 3,323	£ 932
Gross borrowings	(14,858)	(16,569)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	1,890	2,649
Gross borrowings	(4,001)	(6,300)
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	82	57
Gross borrowings	(2,841)	(3,119)
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	38	19
Gross borrowings	(7,279)	(6,233)
Indian rupee
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	26	13
Gross borrowings	(109)	(253)
Kenyan shilling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	16	28
Gross borrowings	(293)	(351)
Hungarian forint
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	3	3
Gross borrowings	(241)	(239)
Mexican peso
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	9	16
Gross borrowings	(102)	(104)
Chinese yuan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	255	207
Gross borrowings	(20)	(1)
Nigerian naira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	60	6
Gross borrowings	(1)	(15)
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	370	325
Gross borrowings	29	46
Turkish lira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents in cash-pooling arrangements	£ 31	£ 100